Shareholders' Equity (Details) - Schedule of Stock Option and RSU Transactions - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option and RSU Transactions [Abstract]
Number of Options Outstanding, beginning (in Shares)	477,500	1,023,334
Weighted Average Exercise Price Outstanding, beginning (in Dollars per share)	$ 15.85	$ 14.61
Amortized Value of options Outstanding, beginning	$ 4,117	$ 8,125
Number of RSUs Outstanding, beginning (in Shares)	345,266	173,800
Amortized Value of RSUs Outstanding, beginning	$ 538	$ 572
Stock-based Compensation Outstanding, beginning	$ 4,655	$ 8,697
Number of Options Outstanding, ending (in Shares)	50,000	477,500
Weighted Average Exercise Price, ending (in Dollars per share)	$ 17.72	$ 15.85
Amortized Value of options, ending	$ 416	$ 4,117
Number of RSUs, ending (in Shares)	697,726	345,266
Amortized Value of RSUs, ending	$ 2,984	$ 538
Stock-based Compensation, ending	$ 3,400	$ 4,655
Number of Options, Exercisable (in Shares)	50,000	477,500
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted (in Dollars per share)
Amortized Value of options, Granted
Number of RSUs, Granted (in Shares)	399,300	320,266
Amortized Value of RSUs, Granted	$ 144	$ 187
Stock-based Compensation, Granted	$ 144	$ 187
Number of Options, Exercised option or vested RSU (in Shares)	(50,000)	(540,834)
Weighted Average Exercise Price, Exercised option or vested RSU (in Dollars per share)	$ 15.46	$ 13.54
Amortized Value of options, Exercised option or vested RSU	$ (460)	$ (3,974)
Number of RSUs, Exercised option or vested RSU (in Shares)	(41,840)	(148,800)
Amortized Value of RSUs, Exercised option or vested RSU	$ (823)	$ (3,172)
Stock-based Compensation, Exercised option or vested RSU	$ (1,283)	$ (7,146)
Number of Options, Options surrendered for cash (in Shares)	(273,500)
Weighted Average Exercise Price, Options surrendered for cash (in Dollars per share)	$ 15.46	$ 13.54
Amortized Value of options, Options surrendered for cash	$ (2,355)
Number of RSUs, Options surrendered for cash (in Shares)
Amortized Value of RSUs, Options surrendered for cash
Stock-based Compensation, Options surrendered for cash	$ (2,355)
Number of Options, Expired (in Shares)	(104,000)	(5,000)
Weighted Average Exercise Price, Expired (in Dollars per share)	$ 16.17	$ 13.14
Amortized Value of options, Expired	$ (886)	$ (34)
Number of RSUs, Expired (in Shares)	(5,000)
Amortized Value of RSUs, Expired	$ (33)
Stock-based Compensation, Expired	$ (919)	$ (34)
Number of Options, Amortized value of stock-based compensation (in Shares)
Weighted Average Exercise Price, Amortized value of stock-based compensation (in Dollars per share)
Amortized Value of options, Amortized value of stock-based compensation
Number of RSUs, Amortized value of stock-based compensation (in Shares)
Amortized Value of RSUs, Amortized value of stock-based compensation	$ 3,158	$ 2,951
Stock-based Compensation, Amortized value of stock-based compensation	$ 3,158	$ 2,951